Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Parenthetical)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Reverse stock split, description	1:4.75 reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split